Trade receivables (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to the short-term nature, their carrying amount is considered to be the same as their fair value.

(CHF in thousands)	6/30/2022	12/31/2021

Gross Carrying Amount	163,698	101,817
Individual loss allowance	(4,314)	(1,998)
Expected credit loss	(856)	(555)
Loss allowance	(5,170)	(2,553)
Trade receivables	158,528	99,264